GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	$ 5,723	$ 3,576	$ 2,645
Paid guarantee benefits	365	250	253
Other changes in reserve	975	2,397	1,184
Closing Balance	6,333	5,723	3,576
Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	1,593	1,265	1,087
Paid guarantee benefits	288	203	208
Other changes in reserve	467	531	386
Closing Balance	1,772	1,593	1,265
Guaranteed Minimum Death Benefit Reinsurance Ceded [Abstract]
Opening Balance	716	533	405
Paid guarantee benefits	127	81	81
Other changes in reserve	255	264	209
Closing Balance	844	716	533
Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	4,130	2,311	1,558
Paid guarantee benefits	77	47	45
Other changes in reserve	508	1,866	798
Closing Balance	$ 4,561	$ 4,130	$ 2,311